Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	$ 156,225
Additions during the year:
Modification of leases	(6,776)
Disposals during the year:
Right-of-use assets at ending	145,462	$ 156,225
Land and buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	126,898
Additions during the year:
Modification of leases	(8,157)
Disposals during the year:
Right-of-use assets at ending	113,426	126,898
Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	29,327
Additions during the year:
Modification of leases	1,381
Disposals during the year:
Right-of-use assets at ending	32,036	29,327
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	316,432	257,639
Additions during the year:
New leases	55,586	81,848
Adjustments for indexation	6,872	6,777
Adjustments arising from translating financial statements of foreign operations	37,683	(5,259)
Modification of leases		(473)
Acquisition of subsidiaries	575	314
Disposals during the year:
Termination of leases	(30,464)	(24,414)
Loss of control	(54,110)
Right-of-use assets at ending	325,798	316,432
Cost [Member] | Land and buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	250,918	195,807
Additions during the year:
New leases	35,295	61,449
Adjustments for indexation	5,861	6,181
Adjustments arising from translating financial statements of foreign operations	32,448	(1,226)
Modification of leases		(473)
Acquisition of subsidiaries		314
Disposals during the year:
Termination of leases	(15,298)	(11,134)
Loss of control	(46,334)
Right-of-use assets at ending	254,733	250,918
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	65,514	61,832
Additions during the year:
New leases	20,291	20,399
Adjustments for indexation	1,011	596
Adjustments arising from translating financial statements of foreign operations	5,235	(4,033)
Modification of leases
Acquisition of subsidiaries	575
Disposals during the year:
Termination of leases	(15,166)	(13,280)
Loss of control	(7,776)
Right-of-use assets at ending	71,065	65,514
Accumulated Depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	160,207	136,988
Additions during the year:
Depreciation	55,539	48,884
Adjustments arising from translating financial statements of foreign operations	23,540	(4,257)
Modification of leases	687
Disposals during the year:
Termination of leases	(23,137)	(21,408)
Loss of control	(36,500)
Right-of-use assets at ending	180,336	160,207
Accumulated Depreciation [Member] | Land and buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	124,020	104,714
Additions during the year:
Depreciation	34,884	28,663
Adjustments arising from translating financial statements of foreign operations	21,994	(429)
Modification of leases	(62)
Disposals during the year:
Termination of leases	(8,843)	(8,928)
Loss of control	(30,686)
Right-of-use assets at ending	141,307	124,020
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets at beginning	36,187	32,274
Additions during the year:
Depreciation	20,655	20,221
Adjustments arising from translating financial statements of foreign operations	1,546	(3,828)
Modification of leases	749
Disposals during the year:
Termination of leases	(14,294)	(12,480)
Loss of control	(5,814)
Right-of-use assets at ending	$ 39,029	$ 36,187